JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.5%
Aerospace & Defense — 0.7%
AAR Corp. *	32	1,321
Aerojet Rocketdyne Holdings, Inc.	4	164
Astronics Corp. *	30	543
Ducommun, Inc. *	9	510
Moog, Inc., Class A	3	270
Triumph Group, Inc. *	11	202
Vectrus, Inc. *	2	86

		3,096

Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc. *	1	66
Echo Global Logistics, Inc. *	7	217
Hub Group, Inc., Class A *	31	2,099

		2,382

Airlines — 0.5%
Alaska Air Group, Inc. *	13	886
Allegiant Travel Co. *	6	1,513

		2,399

Auto Components — 1.9%
Adient plc *	54	2,404
American Axle & Manufacturing Holdings, Inc. *	89	855
Cooper Tire & Rubber Co.	28	1,545
Dana, Inc.	104	2,532
Lear Corp.	5	834
Patrick Industries, Inc.	11	944

		9,114

Banks — 7.7%
Ameris Bancorp	11	554
Associated Banc-Corp.	16	348
Bancorp, Inc. (The) *	46	963
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	45	1,727
Bar Harbor Bankshares (a)	7	203
Business First Bancshares, Inc.	9	225
California BanCorp *	3	52
Capital Bancorp, Inc. *	4	68
Capstar Financial Holdings, Inc.	8	135
Cathay General Bancorp	8	320
CB Financial Services, Inc.	2	40
Community Trust Bancorp, Inc.	2	74
ConnectOne Bancorp, Inc.	75	1,909
Customers Bancorp, Inc. *	35	1,103
Enterprise Financial Services Corp.	2	83
Financial Institutions, Inc.	18	537
First BanCorp (Puerto Rico)	173	1,946
First Bank	4	53
First Business Financial Services, Inc.	5	112
First Choice Bancorp	2	41
First Community Bankshares, Inc.	3	98
First Horizon Corp.	125	2,111
First Internet Bancorp	6	197
FNB Corp.	72	919
Great Southern Bancorp, Inc.	6	357
Hancock Whitney Corp.	23	979
Hanmi Financial Corp.	33	646
HBT Financial, Inc.	11	195
Hilltop Holdings, Inc.	27	908
Investar Holding Corp. (a)	9	175
Investors Bancorp, Inc.	210	3,086
Meridian Corp.	3	73
Metropolitan Bank Holding Corp. *	4	181
Mid Penn Bancorp, Inc.	3	78
Northeast Bank	4	104
OceanFirst Financial Corp.	80	1,918
PacWest Bancorp	24	904
Peapack-Gladstone Financial Corp.	7	229
Popular, Inc. (Puerto Rico)	30	2,090
RBB Bancorp	5	95
Select Bancorp, Inc. *	35	391
Shore Bancshares, Inc.	6	101
Sierra Bancorp	3	74
Signature Bank	10	2,317
Sterling Bancorp	25	569
Synovus Financial Corp.	22	1,002
Umpqua Holdings Corp.	76	1,339
United Community Banks, Inc.	17	589
Western Alliance Bancorp	10	907
Wintrust Financial Corp.	8	589
Zions Bancorp NA	40	2,214

		35,928

Beverages — 0.1%
Coca-Cola Consolidated, Inc.	1	260

Biotechnology — 7.9%
Akebia Therapeutics, Inc. *	31	106
Alector, Inc. *	27	534
Allogene Therapeutics, Inc. *	26	900
Amicus Therapeutics, Inc. *	94	933
AnaptysBio, Inc. *	68	1,473
Arrowhead Pharmaceuticals, Inc. *	28	1,857
Assembly Biosciences, Inc. * (a)	24	111
Atara Biotherapeutics, Inc. *	5	68
Bluebird Bio, Inc. *	4	118
Blueprint Medicines Corp. *	11	1,099
Bolt Biotherapeutics, Inc. *	30	991
Bridgebio Pharma, Inc. * (a)	14	835
CareDx, Inc. *	15	1,035
Catalyst Pharmaceuticals, Inc. * (a)	112	514
Chinook Therapeutics, Inc. *	34	531
Coherus Biosciences, Inc. * (a)	34	503
Concert Pharmaceuticals, Inc. *	18	88
Decibel Therapeutics, Inc. *	50	569
Dicerna Pharmaceuticals, Inc. *	40	1,015
Esperion Therapeutics, Inc. * (a)	13	372
Fate Therapeutics, Inc. *	26	2,152
FibroGen, Inc. *	11	394
Gritstone Oncology, Inc. *	7	70
Heron Therapeutics, Inc. * (a)	56	914
Homology Medicines, Inc. *	21	193
Insmed, Inc. *	24	821
Invitae Corp. * (a)	10	386
Jounce Therapeutics, Inc. * (a)	22	221
Kronos Bio, Inc. * (a)	37	1,083
Kura Oncology, Inc. *	3	92
MeiraGTx Holdings plc * (a)	18	264
Molecular Templates, Inc. *	69	867

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Mustang Bio, Inc. *	321	1,066
Myriad Genetics, Inc. *	6	180
Natera, Inc. *	12	1,259
Novavax, Inc. *	10	1,722
Radius Health, Inc. *	3	57
REVOLUTION Medicines, Inc. *	8	381
Rhythm Pharmaceuticals, Inc. *	14	294
Sage Therapeutics, Inc. *	11	846
Sana Biotechnology, Inc. *	45	1,514
Sarepta Therapeutics, Inc. * (a)	27	1,990
Spruce Biosciences, Inc. *	35	586
Sutro Biopharma, Inc. *	6	143
Syros Pharmaceuticals, Inc. * (a)	130	975
TCR2 Therapeutics, Inc. *	13	284
Translate Bio, Inc. * (a)	51	839
Twist Bioscience Corp. *	9	1,090
Vir Biotechnology, Inc. * (a)	35	1,784
Xencor, Inc. *	10	446
Y-mAbs Therapeutics, Inc. * (a)	2	58

		36,623

Building Products — 1.3%
Advanced Drainage Systems, Inc.	5	517
Builders FirstSource, Inc. *	71	3,288
Cornerstone Building Brands, Inc. *	41	570
Gibraltar Industries, Inc. *	7	604
Quanex Building Products Corp.	19	501
Resideo Technologies, Inc. *	13	359
UFP Industries, Inc.	5	404

		6,243

Capital Markets — 1.9%
Artisan Partners Asset Management, Inc., Class A	4	224
Blucora, Inc. *	66	1,094
Brightsphere Investment Group, Inc.	30	607
Cohen & Steers, Inc.	4	229
Cowen, Inc., Class A (a)	36	1,269
Federated Hermes, Inc.	48	1,510
Focus Financial Partners, Inc., Class A *	31	1,269
Piper Sandler Cos.	5	515
Stifel Financial Corp.	24	1,532
Virtus Investment Partners, Inc.	4	930

		9,179

Chemicals — 1.7%
Avient Corp.	37	1,758
Ingevity Corp. *	12	914
Koppers Holdings, Inc. *	39	1,370
Kraton Corp. *	4	149
Minerals Technologies, Inc.	5	399
Orion Engineered Carbons SA (Germany) *	28	550
PQ Group Holdings, Inc.	16	266
Trinseo SA	14	869
Tronox Holdings plc, Class A	102	1,861

		8,136

Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	46	2,372
ACCO Brands Corp.	66	555
Brink’s Co. (The)	9	729
Herman Miller, Inc.	16	642
HNI Corp.	15	582
KAR Auction Services, Inc. *	16	233
Knoll, Inc.	58	952
SP Plus Corp. *	24	780
Steelcase, Inc., Class A	57	816
Team, Inc. *	13	149

		7,810

Communications Equipment — 0.3%
Extreme Networks, Inc. *	140	1,223
PCTEL, Inc. *	36	252

		1,475

Construction & Engineering — 2.7%
Argan, Inc.	53	2,844
Comfort Systems USA, Inc.	24	1,766
EMCOR Group, Inc.	15	1,684
Great Lakes Dredge & Dock Corp. *	75	1,094
MasTec, Inc. *	28	2,588
Primoris Services Corp.	35	1,150
Sterling Construction Co., Inc. *	47	1,091
Tutor Perini Corp. *	31	595

		12,812

Construction Materials — 0.2%
Forterra, Inc. *	5	105
Summit Materials, Inc., Class A *	9	249
US Concrete, Inc. *	10	741

		1,095

Consumer Finance — 0.8%
Enova International, Inc. *	11	401
Green Dot Corp., Class A *	20	934
Navient Corp.	29	411
Nelnet, Inc., Class A	12	866
Oportun Financial Corp. * (a)	18	364
PROG Holdings, Inc.	17	727

		3,703

Containers & Packaging — 0.2%
Myers Industries, Inc.	6	115
O-I Glass, Inc. *	51	753
Pactiv Evergreen, Inc.	17	231

		1,099

Distributors — 0.4%
Core-Mark Holding Co., Inc.	36	1,389
ThredUp, Inc., Class A *	20	465

		1,854

Diversified Consumer Services — 0.4%
Coursera, Inc. *	35	1,563
WW International, Inc. *	16	507

		2,070

Diversified Telecommunication Services — 0.9%
IDT Corp., Class B *	120	2,714
Liberty Latin America Ltd., Class A (Chile) *	52	670
Liberty Latin America Ltd., Class C (Chile) *	48	617
Ooma, Inc. * (a)	30	468

		4,469

Electric Utilities — 0.7%
ALLETE, Inc.	13	847
Genie Energy Ltd., Class B	7	42
IDACORP, Inc.	5	535
Portland General Electric Co.	22	1,039
Spark Energy, Inc., Class A (a)	82	880

		3,343

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Electrical Equipment — 2.4%
Atkore, Inc. *	53	3,778
Bloom Energy Corp., Class A * (a)	47	1,269
FuelCell Energy, Inc. * (a)	7	95
Generac Holdings, Inc. *	3	982
Plug Power, Inc. * (a)	6	197
Powell Industries, Inc.	5	169
Shoals Technologies Group, Inc., Class A *	78	2,714
Sunrun, Inc. *	32	1,905

		11,109

Electronic Equipment, Instruments & Components — 2.5%
Bel Fuse, Inc., Class B	33	662
Benchmark Electronics, Inc.	75	2,315
Fabrinet (Thailand) *	17	1,521
II-VI, Inc. * (a)	24	1,661
Itron, Inc. *	4	363
Kimball Electronics, Inc. *	6	157
Sanmina Corp. *	39	1,616
ScanSource, Inc. *	38	1,126
Vishay Intertechnology, Inc.	62	1,482
Vishay Precision Group, Inc. *	28	863

		11,766

Energy Equipment & Services — 0.7%
ChampionX Corp. *	34	741
Helix Energy Solutions Group, Inc. *	16	80
National Energy Services Reunited Corp. *	21	263
NexTier Oilfield Solutions, Inc. *	59	218
Oceaneering International, Inc. *	24	270
Oil States International, Inc. * (a)	40	239
Patterson-UTI Energy, Inc.	34	239
ProPetro Holding Corp. *	15	160
Select Energy Services, Inc., Class A *	112	557
Solaris Oilfield Infrastructure, Inc., Class A	48	589

		3,356

Entertainment — 0.2%
AMC Entertainment Holdings, Inc., Class A * (a)	10	97
Cinemark Holdings, Inc. * (a)	49	998

		1,095

Equity Real Estate Investment Trusts (REITs) — 4.4%
Acadia Realty Trust	12	228
Agree Realty Corp.	3	188
Alexander & Baldwin, Inc.	26	428
American Assets Trust, Inc.	6	195
American Finance Trust, Inc.	26	250
Armada Hoffler Properties, Inc.	46	581
Broadstone Net Lease, Inc.	30	549
BRT Apartments Corp.	5	81
CareTrust REIT, Inc.	6	135
CatchMark Timber Trust, Inc., Class A	30	308
Centerspace	5	326
Chatham Lodging Trust *	6	79
City Office REIT, Inc.	70	742
Colony Capital, Inc. * (a)	70	453
Columbia Property Trust, Inc.	6	104
Community Healthcare Trust, Inc.	4	171
CorePoint Lodging, Inc. *	6	52
Cousins Properties, Inc.	18	625
DiamondRock Hospitality Co. *	44	454
Essential Properties Realty Trust, Inc. (a)	21	475
First Industrial Realty Trust, Inc.	18	829
Four Corners Property Trust, Inc.	27	740
Getty Realty Corp.	4	99
Gladstone Commercial Corp.	27	526
Global Medical REIT, Inc.	4	55
Global Net Lease, Inc.	48	870
Healthcare Realty Trust, Inc.	13	385
Highwoods Properties, Inc.	3	109
Innovative Industrial Properties, Inc. (a)	3	558
Kite Realty Group Trust	13	257
National Health Investors, Inc.	1	80
New Senior Investment Group, Inc.	87	540
Physicians Realty Trust	19	343
Piedmont Office Realty Trust, Inc., Class A	18	307
Plymouth Industrial REIT, Inc.	32	539
PotlatchDeltic Corp.	20	1,032
QTS Realty Trust, Inc., Class A	6	391
Retail Opportunity Investments Corp.	20	313
Retail Properties of America, Inc., Class A	73	765
Retail Value, Inc.	11	214
Ryman Hospitality Properties, Inc. *	2	155
Sabra Health Care REIT, Inc.	39	668
Service Properties Trust	11	125
SITE Centers Corp.	25	343
STAG Industrial, Inc.	38	1,281
Summit Hotel Properties, Inc. *	12	121
Sunstone Hotel Investors, Inc. *	96	1,192
UMH Properties, Inc.	5	98
Urban Edge Properties	17	276
Xenia Hotels & Resorts, Inc. *	66	1,284

		20,919

Food & Staples Retailing — 0.9%
Andersons, Inc. (The)	3	79
BJ’s Wholesale Club Holdings, Inc. *	16	704
Performance Food Group Co. *	36	2,098
PriceSmart, Inc.	10	919
Rite Aid Corp. * (a)	26	524

		4,324

Food Products — 1.1%
Bunge Ltd.	8	658
Darling Ingredients, Inc. *	54	3,995
Sanderson Farms, Inc.	2	335
Seneca Foods Corp., Class A *	6	283

		5,271

Gas Utilities — 0.6%
Chesapeake Utilities Corp.	6	650
New Jersey Resources Corp.	11	449
Northwest Natural Holding Co.	6	340
Southwest Gas Holdings, Inc.	12	835
Spire, Inc.	10	702

		2,976

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Health Care Equipment & Supplies — 2.6%
Accuray, Inc. * (a)	40	198
Alphatec Holdings, Inc. *	36	561
Apyx Medical Corp. *	117	1,129
Cutera, Inc. * (a)	47	1,403
Inogen, Inc. *	23	1,182
Intersect ENT, Inc. *	50	1,052
Invacare Corp.	80	641
Lucira Health, Inc. *	61	732
Natus Medical, Inc. *	21	528
NuVasive, Inc. *	7	452
Ortho Clinical Diagnostics Holdings plc *	48	919
Orthofix Medical, Inc. *	43	1,851
Outset Medical, Inc. * (a)	9	490
SI-BONE, Inc. *	33	1,056
Talis Biomedical Corp. * (a)	6	71

		12,265

Health Care Providers & Services — 4.8%
AdaptHealth Corp. *	137	5,033
AMN Healthcare Services, Inc. *	17	1,223
Apollo Medical Holdings, Inc. * (a)	21	555
Cross Country Healthcare, Inc. *	84	1,049
Hanger, Inc. *	25	566
LHC Group, Inc. *	3	497
MEDNAX, Inc. *	11	270
ModivCare, Inc. *	11	1,629
National HealthCare Corp.	24	1,831
Option Care Health, Inc. *	7	117
Owens & Minor, Inc.	67	2,526
Select Medical Holdings Corp. *	64	2,196
Signify Health, Inc., Class A *	51	1,492
Surgery Partners, Inc. *	34	1,505
Tenet Healthcare Corp. *	33	1,721
Tivity Health, Inc. * (a)	7	150

		22,360

Health Care Technology — 0.7%
Inspire Medical Systems, Inc. *	4	911
NextGen Healthcare, Inc. *	39	704
Omnicell, Inc. *	4	468
Schrodinger, Inc. * (a)	14	1,052

		3,135

Hotels, Restaurants & Leisure — 2.5%
Bloomin’ Brands, Inc. *	47	1,275
Boyd Gaming Corp. *	8	489
Brinker International, Inc. *	23	1,634
Caesars Entertainment, Inc. *	28	2,485
Dine Brands Global, Inc. *	11	954
Marriott Vacations Worldwide Corp. *	11	1,829
Penn National Gaming, Inc. * (a)	23	2,385
RCI Hospitality Holdings, Inc.	4	254
Scientific Games Corp. *	12	474

		11,779

Household Durables — 1.4%
Helen of Troy Ltd. *	3	692
Hooker Furniture Corp.	20	733
Lifetime Brands, Inc.	52	765
Purple Innovation, Inc. *	17	525
Sonos, Inc. *	27	1,004
Tupperware Brands Corp. *	14	380
Universal Electronics, Inc. *	17	913
Vizio Holding Corp., Class A * (a)	69	1,675

		6,687

Household Products — 0.3%
Central Garden & Pet Co., Class A *	31	1,633

Independent Power and Renewable Electricity Producers — 0.7%
Clearway Energy, Inc.	44	1,159
Clearway Energy, Inc., Class C	39	1,097
Sunnova Energy International, Inc. *	25	1,033
Vistra Corp.	9	164

		3,453

Insurance — 0.8%
Ambac Financial Group, Inc. *	7	109
American Equity Investment Life Holding Co.	23	714
Argo Group International Holdings Ltd.	10	508
BRP Group, Inc., Class A *	6	169
CNO Financial Group, Inc.	28	690
Heritage Insurance Holdings, Inc.	4	47
Horace Mann Educators Corp.	2	95
James River Group Holdings Ltd.	4	196
ProAssurance Corp.	9	227
Selective Insurance Group, Inc.	3	216
Stewart Information Services Corp.	10	499
United Insurance Holdings Corp. (a)	25	183

		3,653

Interactive Media & Services — 1.0%
Cars.com, Inc. *	44	569
Liberty TripAdvisor Holdings, Inc., Class A *	452	2,883
Yelp, Inc. *	38	1,463

		4,915

Internet & Direct Marketing Retail — 0.8%
Groupon, Inc. *	16	817
Magnite, Inc. * (a)	31	1,307
Overstock.com, Inc. *	5	351
PubMatic, Inc., Class A * (a)	18	886
Stitch Fix, Inc., Class A * (a)	8	381

		3,742

IT Services — 1.2%
CONTRA BMTECHNOLOGIES *	6	74
DigitalOcean Holdings, Inc. * (a)	28	1,180
TTEC Holdings, Inc.	29	2,933
Unisys Corp. *	50	1,258

		5,445

Life Sciences Tools & Services — 0.8%
Adaptive Biotechnologies Corp. *	9	374
Pacific Biosciences of California, Inc. *	45	1,496
Personalis, Inc. * (a)	50	1,221
Seer, Inc. * (a)	18	902

		3,993

Machinery — 1.6%
Albany International Corp., Class A	2	167
Altra Industrial Motion Corp.	6	349
Barnes Group, Inc.	12	580
CIRCOR International, Inc. *	4	125
Columbus McKinnon Corp.	19	979
Manitowoc Co., Inc. (The) *	33	683

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Meritor, Inc. *	26	766
Mueller Industries, Inc.	8	310
Park-Ohio Holdings Corp.	4	120
Terex Corp.	66	3,031
Welbilt, Inc. *	21	338

		7,448

Marine — 0.2%
Costamare, Inc. (Monaco)	86	829

Media — 1.0%
Cardlytics, Inc. * (a)	20	2,194
Fluent, Inc. *	68	279
Gray Television, Inc.	37	679
Meredith Corp. *	24	712
Sinclair Broadcast Group, Inc., Class A (a)	28	819

		4,683

Metals & Mining — 1.8%
Alcoa Corp. *	38	1,238
Allegheny Technologies, Inc. *	43	895
Arconic Corp. *	26	663
Carpenter Technology Corp.	7	267
Cleveland-Cliffs, Inc.	97	1,941
Coeur Mining, Inc. *	15	136
Commercial Metals Co.	35	1,084
Hecla Mining Co. (a)	41	232
Kaiser Aluminum Corp.	5	530
SunCoke Energy, Inc.	108	758
Warrior Met Coal, Inc.	44	755
Worthington Industries, Inc.	2	101

		8,600

Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Apollo Commercial Real Estate Finance, Inc. (a)	7	94
Ares Commercial Real Estate Corp.	17	232
Blackstone Mortgage Trust, Inc., Class A (a)	14	428
Colony Credit Real Estate, Inc.	11	89
Ellington Financial, Inc.	21	339
Granite Point Mortgage Trust, Inc.	8	96
Great Ajax Corp.	3	27
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	18	1,032
KKR Real Estate Finance Trust, Inc.	30	554
Ladder Capital Corp.	57	676
New York Mortgage Trust, Inc.	9	42
PennyMac Mortgage Investment Trust	58	1,130
Redwood Trust, Inc.	104	1,078
TPG RE Finance Trust, Inc. (a)	36	398
Two Harbors Investment Corp. (a)	13	92

		6,307

Multiline Retail — 0.4%
Big Lots, Inc.	14	963
Dillard’s, Inc., Class A (a)	5	512
Macy’s, Inc. *	33	534

		2,009

Multi-Utilities — 0.1%
Black Hills Corp.	8	506

Oil, Gas & Consumable Fuels — 2.0%
Antero Resources Corp. *	54	552
Arch Resources, Inc. * (a)	12	489
Berry Corp.	75	414
CNX Resources Corp. *	22	323
CVR Energy, Inc.	20	377
Green Plains, Inc. * (a)	16	428
Magnolia Oil & Gas Corp., Class A *	87	995
Matador Resources Co. (a)	25	593
Ovintiv, Inc.	44	1,050
Par Pacific Holdings, Inc. * (a)	29	405
PDC Energy, Inc. *	35	1,218
Renewable Energy Group, Inc. *	33	2,206
REX American Resources Corp. *	2	148
Talos Energy, Inc. *	6	77

		9,275

Paper & Forest Products — 1.3%
Domtar Corp.	24	876
Glatfelter Corp.	6	105
Louisiana-Pacific Corp.	37	2,030
Neenah, Inc.	6	308
Schweitzer-Mauduit International, Inc.	50	2,435
Verso Corp., Class A	28	411

		6,165

Personal Products — 0.4%
Edgewell Personal Care Co.	31	1,244
Medifast, Inc.	3	720

		1,964

Pharmaceuticals — 2.7%
Angion Biomedica Corp. *	37	660
Arvinas, Inc. *	1	63
Cara Therapeutics, Inc. *	15	333
Durect Corp. *	830	1,643
Endo International plc *	261	1,935
Horizon Therapeutics plc *	36	3,272
Landos Biopharma, Inc. *	69	668
Lannett Co., Inc. * (a)	256	1,352
NGM Biopharmaceuticals, Inc. * (a)	35	1,026
Phibro Animal Health Corp., Class A	9	227
Revance Therapeutics, Inc. *	5	133
TherapeuticsMD, Inc. * (a)	90	120
VYNE Therapeutics, Inc. * (a)	12	81
WaVe Life Sciences Ltd. *	87	488
Zogenix, Inc. * (a)	22	422
Zynerba Pharmaceuticals, Inc. * (a)	38	177

		12,600

Professional Services — 2.5%
Barrett Business Services, Inc.	25	1,710
Heidrick & Struggles International, Inc.	22	791
KBR, Inc.	63	2,427
Kelly Services, Inc., Class A *	11	234
Kforce, Inc.	16	847
Korn Ferry	62	3,862
TriNet Group, Inc. *	13	1,029
TrueBlue, Inc. *	35	775
Upwork, Inc. *	8	363

		12,038

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Real Estate Management & Development — 0.5%
eXp World Holdings, Inc. * (a)	11	510
Jones Lang LaSalle, Inc. *	2	308
Realogy Holdings Corp. *	96	1,450
RMR Group, Inc. (The), Class A	3	131

		2,399

Road & Rail — 0.9%
ArcBest Corp.	64	4,470

Semiconductors & Semiconductor Equipment — 2.9%
Advanced Energy Industries, Inc.	13	1,472
Alpha & Omega Semiconductor Ltd. *	61	1,985
Ambarella, Inc. *	5	542
Amkor Technology, Inc.	73	1,736
GSI Technology, Inc. *	44	296
Ichor Holdings Ltd. *	19	999
PDF Solutions, Inc. *	14	251
Power Integrations, Inc.	13	1,076
Rambus, Inc. *	11	210
Semtech Corp. *	9	649
SMART Global Holdings, Inc. *	30	1,362
SunPower Corp. * (a)	51	1,699
Ultra Clean Holdings, Inc. *	22	1,249

		13,526

Software — 4.0%
8x8, Inc. * (a)	4	139
ACI Worldwide, Inc. *	5	178
Appian Corp. * (a)	3	359
Asana, Inc., Class A * (a)	32	915
Avaya Holdings Corp. *	67	1,869
Blackline, Inc. *	7	705
Cerence, Inc. *	4	314
Cognyte Software Ltd. (Israel) *	23	634
Cornerstone OnDemand, Inc. *	62	2,694
eGain Corp. *	137	1,297
j2 Global, Inc. * (a)	18	2,122
JFrog Ltd. (Israel) *	6	253
MicroStrategy, Inc., Class A * (a)	3	2,206
Model N, Inc. * (a)	5	176
SailPoint Technologies Holding, Inc. *	14	694
Sprout Social, Inc., Class A *	13	774
SPS Commerce, Inc. *	1	109
Viant Technology, Inc., Class A *	35	1,835
Workiva, Inc. *	2	185
Zuora, Inc., Class A * (a)	110	1,624

		19,082

Specialty Retail — 2.8%
Aaron’s Co., Inc. (The)	8	214
Bed Bath & Beyond, Inc. *	18	525
Genesco, Inc. *	17	812
Guess?, Inc. (a)	47	1,105
Hibbett Sports, Inc. *	27	1,867
MarineMax, Inc. *	16	785
ODP Corp. (The) *	23	975
Rent-A-Center, Inc.	54	3,100
Signet Jewelers Ltd. * (a)	33	1,884
Sleep Number Corp. *	9	1,220
Zumiez, Inc. *	21	892

		13,379

Technology Hardware, Storage & Peripherals — 0.8%
3D Systems Corp. *	9	250
Avid Technology, Inc. *	28	593
Diebold Nixdorf, Inc. *	69	978
Super Micro Computer, Inc. *	50	1,933

		3,754

Textiles, Apparel & Luxury Goods — 1.3%
Crocs, Inc. *	5	434
Deckers Outdoor Corp. *	14	4,726
G-III Apparel Group Ltd. *	7	211
Movado Group, Inc.	29	819

		6,190

Thrifts & Mortgage Finance — 3.0%
ESSA Bancorp, Inc.	2	35
Essent Group Ltd.	45	2,118
Flagstar Bancorp, Inc.	44	1,975
FS Bancorp, Inc.	2	116
HomeStreet, Inc.	9	406
Kearny Financial Corp.	32	382
Luther Burbank Corp.	12	140
MGIC Investment Corp.	52	724
MMA Capital Holdings, Inc. *	2	39
Mr. Cooper Group, Inc. *	40	1,401
NMI Holdings, Inc., Class A *	11	269
OP Bancorp	13	140
PennyMac Financial Services, Inc.	13	892
Provident Bancorp, Inc.	25	360
Provident Financial Services, Inc.	76	1,700
Radian Group, Inc.	52	1,204
Standard AVB Financial Corp.	2	59
Walker & Dunlop, Inc.	22	2,253

		14,213

Trading Companies & Distributors — 3.0%
Applied Industrial Technologies, Inc.	10	912
Beacon Roofing Supply, Inc. *	30	1,580
Boise Cascade Co.	16	981
CAI International, Inc.	10	460
GMS, Inc. *	40	1,662
Herc Holdings, Inc. *	32	3,212
NOW, Inc. *	74	750
Veritiv Corp. *	9	384
WESCO International, Inc. *	46	4,005

		13,946

Water Utilities — 0.0% (b)
Consolidated Water Co. Ltd. (Cayman Islands)	2	29

Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	47	490

TOTAL COMMON STOCKS (Cost $314,591)		460,868

	No. of Rights (000)
RIGHTS — 0.0% (b)
Biotechnology — 0.0% (b)
Contra Aduro Biotech I * ‡ (Cost $128)	43	–	(c)

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 10.0%
INVESTMENT COMPANIES — 2.8%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (d) (e) (Cost $13,457)	13,451	13,458

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 7.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (d) (e)	28,097	28,100
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (d) (e)	5,594	5,594

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $33,694)		33,694

TOTAL SHORT-TERM INVESTMENTS (Cost $47,151)		47,152

Total Investments — 107.5% (Cost $361,870)		508,020
Liabilities in Excess of Other Assets — (7.5)%		(35,611)

Net Assets — 100.0%		472,409

Percentages indicated are based on net assets.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 is $33,643.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	99	06/2021	USD	11,005	208

Abbreviations
USD	United States Dollar

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$460,868	$—	$—		$460,868
Rights	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	13,458	—	—		13,458
Investment of Cash Collateral from
Securities Loaned	33,694	—	—		33,694

Total Short-Term Investments	47,152	—	—		47,152

Total Investments in Securities	$508,020	$—	$—	(a)	$508,020

Appreciation in Other Financial Instruments
Futures Contracts	$208	$—	$—		$208

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b)	$9,177	$116,428	$112,145	$(2)	$— (c)	$13,458	13,451	$9	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (a) (b)	21,006	82,100	74,999	(1)	(6)	28,100	28,097	38	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	3,876	87,507	85,789	—	—	5,594	5,594	2	—

Total	$34,059	$286,035	$272,933	$(3)	$(6)	$47,152		$49	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.